SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

20.	SUBSEQUENT EVENTS
(a) Subsequent to December 31, 2024, the Trust declared distributions for January 2025 of $17.6 million or $0.2833 per unit and distributions for February 2025 of $0.2833 per unit (note 10) .
(b) Subsequent to December 31, 2024, Granite repurchased 459,100 units under the NCIB at an average unit cost of $68.75 for total consideration of $31.6 million, excluding commissions and taxes on net repurchases of units.
(c) On February 4, 2025, Granite LP completed an offering of $300.0 million aggregate principal amount of Series 10 senior unsecured debentures bearing interest at Daily Compounded CORRA plus 0.77% per annum, payable quarterly in arrears, and maturing on December 11, 2026 (the "2026 Debentures"). The 2026 Debentures are guaranteed by Granite REIT and Granite GP.

On February 4, 2025, Granite LP repaid in full, without penalty, the outstanding $300.0 million aggregate principal amount of the December 2026 Term Loan, which had a maturity date of December 11, 2026, using the net proceeds from the offering of the 2026 Debentures.